Schedule of Investments (unaudited)
July 31, 2026
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 91.4%
iShares Core U.S. Aggregate Bond ETF(a)	73,947	$7,200,219
Total Investment Companies (Cost: $7,286,409)		7,200,219
Short-Term Securities
Money Market Funds — 5.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(a)(b)	400,000	400,000
Total Short-Term Securities — 5.1% (Cost: $400,000)		400,000
Total Investments in Securities — 96.5% (Cost: $7,686,409)		7,600,219
Other Assets Less Liabilities — 3.5%		273,908
Net Assets — 100.0%		$7,874,127

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$110,000	$290,000 (a)	$—	$—	$—	$400,000	400,000	$5,283	$—
iShares Core U.S. Aggregate Bond ETF	4,956,421	2,432,363	—	—	(188,565)	7,200,219	73,947	153,935	—
				$—	$(188,565)	$7,600,219		$159,218	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.10%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/28/27	USD	200	$(145)	$—	$(145)
4.05%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/03/27	USD	250	(117)	1	(118)
2.91%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/01/27	USD	15	154	—	154
2.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/11/27	USD	380	4,442	1	4,441
3.08%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/02/27	USD	10	107	—	107
4.02%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/30/28	USD	240	392	1	391
4.03%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/03/28	USD	160	233	—	233

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.90%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/03/28	USD	490	$1,959	$2	$1,957
3.98%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/05/28	USD	170	470	—	470
3.89%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/03/29	USD	306	1,953	2	1,951
2.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/01/29	USD	15	512	—	512
2.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/11/29	USD	320	11,842	2	11,840
2.64%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/22/29	USD	20	851	—	851
3.60%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/07/29	USD	10	157	—	157
4.06%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/24/29	USD	12	24	—	24
3.62%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/30/29	USD	10	162	—	162
4.02%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/30/30	USD	300	1,083	2	1,081
4.03%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/03/30	USD	185	634	1	633
3.32%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/07/30	USD	15	395	—	395
3.32%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/04/30	USD	10	282	—	282
3.72%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/15/30	USD	20	288	—	288
3.46%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/07/30	USD	15	353	—	353
3.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/20/30	USD	30	489	—	489
3.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/05/30	USD	135	1,808	1	1,807
4.02%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/07/30	USD	20	82	—	82
3.37%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/10/30	USD	34	1,012	1	1,011
3.35%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/04/30	USD	40	1,235	—	1,235
3.98%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/21/31	USD	50	331	1	330
3.64%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/03/31	USD	50	1,047	1	1,046
4.02%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/04/31	USD	20	101	—	101
3.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/08/31	USD	60	1,199	1	1,198
4.17%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/07/31	USD	20	(25)	—	(25)
3.90%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/03/31	USD	382	4,043	4	4,039
3.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/18/31	USD	61	725	1	724
4.01%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/10/31	USD	100	559	1	558
3.91%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/19/31	USD	50	589	1	588

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.04%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/30/32	USD	25	$147	$—	$147
2.89%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/01/32	USD	10	664	—	664
2.81%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/11/32	USD	210	14,966	2	14,964
2.61%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/22/32	USD	10	832	—	832
2.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/25/32	USD	10	732	—	732
2.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/02/32	USD	10	665	—	665
3.56%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/30/32	USD	10	346	—	346
3.59%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/07/33	USD	55	1,833	1	1,832
3.81%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/06/33	USD	10	222	—	222
3.96%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/03/33	USD	284	3,985	4	3,981
3.42%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/07/33	USD	20	918	—	918
3.61%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/05/33	USD	210	7,409	2	7,407
3.60%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/07/33	USD	15	535	28	507
3.92%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/07/33	USD	10	171	—	171
3.94%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/18/33	USD	20	311	7	304
3.95%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/26/34	USD	25	434	1	433
3.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/21/34	USD	20	372	—	372
3.99%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/11/34	USD	30	461	—	461
3.34%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/30/34	USD	30	1,856	—	1,856
3.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/12/34	USD	30	775	1	774
4.07%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/30/35	USD	65	842	1	841
3.97%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/11/35	USD	10	215	—	215
3.77%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/19/35	USD	20	741	—	741
3.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/04/35	USD	20	931	—	931
3.75%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/13/36	USD	25	1,050	—	1,050
3.99%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/07/36	USD	22	528	1	527
4.06%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/03/36	USD	221	4,098	4	4,094
2.89%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/11/37	USD	130	16,378	2	16,376
2.68%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/22/37	USD	10	1,458	—	1,458

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.86%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/25/37	USD	7	$909	$—	$909
3.53%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/05/38	USD	140	10,867	2	10,865
3.53%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/07/38	USD	10	776	32	744
3.79%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/24/39	USD	35	2,201	—	2,201
4.12%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/30/40	USD	35	1,077	1	1,076
4.36%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/20/41	USD	24	246	—	246
4.22%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/03/41	USD	178	4,550	3	4,547
2.86%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/11/42	USD	125	23,126	3	23,123
2.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/22/42	USD	10	2,088	—	2,088
2.84%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/25/42	USD	10	1,897	1	1,896
3.48%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/30/42	USD	5	588	—	588
3.45%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/05/43	USD	140	17,480	4	17,476
3.63%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/09/44	USD	10	1,111	—	1,111
4.16%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/07/46	USD	12	577	—	577
4.30%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/03/46	USD	130	4,064	4	4,060
2.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/11/47	USD	105	25,450	3	25,447
2.56%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/05/47	USD	15	4,043	—	4,043
3.08%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/05/47	USD	10	1,993	1	1,992
3.11%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/17/48	USD	5	1,007	—	1,007
3.32%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/05/48	USD	130	22,107	4	22,103
3.34%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/07/48	USD	10	1,682	51	1,631
3.52%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/09/49	USD	10	1,441	—	1,441
3.57%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/09/49	USD	10	1,399	—	1,399
4.04%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/30/50	USD	20	1,438	—	1,438
4.00%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/09/50	USD	10	795	1	794
4.30%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/03/51	USD	145	5,122	5	5,117
2.70%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/24/52	USD	3	846	—	846
2.65%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/11/52	USD	75	21,531	3	21,528
2.92%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/12/53	USD	10	2,516	—	2,516

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.24%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/24/53	USD	10	$1,996	$—	$1,996
3.20%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/05/53	USD	70	14,402	3	14,399
3.22%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/07/53	USD	15	3,041	97	2,944
3.69%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/07/53	USD	10	1,297	1	1,296
3.44%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/09/54	USD	10	1,698	—	1,698
3.75%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/04/54	USD	5	601	—	601
3.33%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/30/54	USD	10	1,887	—	1,887
3.82%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/10/55	USD	35	3,878	1	3,877
3.96%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/09/55	USD	10	875	1	874
4.03%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/04/55	USD	10	773	1	772
4.24%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/06/56	USD	15	626	—	626
4.26%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/03/56	USD	70	2,710	3	2,707
								$299,812	$303	$299,509
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$7,200,219	$—	$—	$7,200,219
Short-Term Securities
Money Market Funds	400,000	—	—	400,000
	$7,600,219	$—	$—	$7,600,219

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$299,797	$—	$299,797
Liabilities
Interest Rate Contracts	—	(288)	—	(288)
	$—	$299,509	$—	$299,509

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate